Financial Assets at Amortized Cost - Noncurrent - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024
Disclosure of financial assets [line items]
Corporate bonds	$ 25,188	$ 30,488
Fubon Life Insurance Co [member]
Disclosure of financial assets [line items]
Corporate bonds		$ 2,000	$ 2,000
Mercuries Life Insurance Co., Ltd [Member]
Disclosure of financial assets [line items]
Corporate bonds	$ 20